Expense Example - FidelityAdvisorMulti-AssetIncomeFund-RetailPRO - FidelityAdvisorMulti-AssetIncomeFund-RetailPRO - Fidelity Advisor Multi-Asset Income Fund	Mar. 01, 2025 USD ($)
Expense Example:
1 year	$ 82
3 years	255
5 years	444
10 years	$ 990